Business Combinations - Schedule of Reconciliation of Elements of Business Combination to Unaudited Condensed Consolidated Statements of Stockholders' Equity (Deficit) and Cash Flows (Details) - EcpEnvironmentalGrowthOpportunitiesCorp [Member]
6 Months Ended
Jun. 30, 2022 USD ($)
Business Acquisition [Line Items]
Non-cash Convertible Note conversion	$ 17,655
Liabilities paid on behalf of or assumed from ENNV	(10,361)
Fair value of assumed common stock warrants	(5,847)
Transaction costs recorded in equity	(11,606)
Net impact on total stockholders' equity	96,705
Transaction costs not yet paid or paid in the prior year	6,450
Non-cash Convertible Note conversion	(17,655)
Liabilities paid on behalf of ENNV and classified as operating cash flows or assumed from ENNV and not yet paid	5,808
Non-cash fair value of assumed common stock warrants	5,847
Net impact on net cash provided by financing activities.	96,135
Ennv Trust And Cash Net Of Redemptions [Member]
Business Acquisition [Line Items]
Cash	30,844
Pipe Financing [Member]
Business Acquisition [Line Items]
Cash	75,000
Legacy Fast Radius Warrant Conversion [Member]
Business Acquisition [Line Items]
Non-cash Legacy Fast Radius warrant conversion	1,020
Non-cash Legacy Fast Radius warrant conversion	$ (1,020)